Share Capital - Disclosure of Detailed Information about Share Purchase Warrants Activity (Detail) - Share Purchase Warrants [member]	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Purchase Warrants
Outstanding | shares	24,565,862	23,457,178
Issued | shares		1,575,000
Exercised | shares	(363,235)	(127,915)
Expired | shares	(151,437)	(338,401)
Outstanding | shares	24,051,190	24,565,862
Outstanding | $ / shares	$ 11.90	$ 12.45
Issued | $ / shares		5.35
Exercised | $ / shares	5.36	2.35
Expired | $ / shares	14.60	23.15
Outstanding | $ / shares	$ 12.00	$ 11.90